CONSOLIDATED STATEMENTS OF OPERATIONS (PARENTHETICAL) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Selling and Marketing [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction monthly fee	$ 1,833,486	$ 1,011,119
General and Administrative [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction monthly fee	$ 8,120,684	$ 68,413,399